6. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Related Party Transactions [Abstract]
6. RELATED PARTY TRANSACTIONS

Effective January 20, 2011, a company controlled by the Company’s Chief Executive Officer, its Chief Financial Officer, and an unrelated consultant (the “Finders”) entered into an agreement with the Company providing for the payment of finder’s compensation ranging from 5% (on transaction values greater than $1,000,000) to 10% (on transactions valued up to $300,000) on transactions introduced to the Company by or through the Finders for a period of two years (the “Finder’s Fee Agreement”). Under the Finder’s Fee Agreement, compensation is divided between the Finders and the Finders may elect whether the finder’s compensation is payable in cash, or shares of the Company’s restricted common stock. If the Finders elect to receive payment in stock, the shares into which finder’s compensation will be converted will be calculated using the average closing price of the Company’s common stock for the ten trading days preceding the closing date of the transaction to which the compensation relates. The Finder’s Fee Agreement specifically recognizes that the KGP has been presented to the Company by the Finders. During the nine months ended May 31, 2013, finder’s compensation of $755,399 was accrued under the Finder’s Fee Agreement in connection with the Company’s acquisition of the Nahanni Assets. No such fees were incurred during nine months ended May 31, 2014.

Effective September 1, 2013, the Company executed an administrative services agreement with its largest shareholder, Holloman Corporation. Under this agreement, fees of $5,000 per month are payable to Holloman Corporation covering; office and meeting space, supplies, utilities, office equipment, network access and other administrative facilities costs. These fees are payable quarterly in shares of the Company’s restricted common stock at the closing price of the stock on the last trading-day of the applicable monthly billing period. This administrative services agreement can be terminated by either party with 30-day notice. Proceeds from this administrative service agreement have been assigned to a wholly owned subsidiary of Holloman Corporation.

Of the fees paid in stock during the three and nine month periods ended May 31, 2014 (see Note 5) consulting fees in the amount of $30,000 and $90,000, respectively, were earned by an entity controlled by the Company’s Chief Executive Officer, and fees in the amounts of $15,000 and $45,000, respectively, were paid to a subsidiary of the Company’s largest shareholder under the terms an administrative services agreement.

Of the fees paid in stock during the three and  nine month periods ended May 31, 2013, consulting fees in the amounts of $30,000 and $90,000, respectively, were earned by an entity controlled by the Company’s Chief Executive Officer.

The Company’s Chief Executive Officer and President purchased $50,000 in 2013 Convertible Notes (including 25,000 Stock Purchase Warrants) and $150,000 in 2013 Convertible Notes (including 75,000 Stock Purchase Warrants), respectively, in the 2013 Convertible Note Offering (See Note 4).

In connection with its acquisition of the Devon Assets, the Company acquired $7,057,716 in asset retirement obligations. To secure this obligation, the Company provided Devon the Guarantee, the Devon LOC, and the Yukon LOC (Note 5). The Guarantee was provided to Devon by the Company’s largest shareholder, Holloman Corporation, in exchange for 3,250,000 shares of its restricted common stock. Likewise, the Devon LOC was provided to Devon by Pacific LNG Operations Ltd. (“PLNG”). PLNG also provided the Yukon LOC to the government of the Yukon Territory. In exchange for the Devon LOC and Yukon LOC the Company issued PLNG 4,000,000 shares of its restricted common stock. Two of the Company’s directors, James Ebeling and Eric Prim are officers of Holloman Corporation, and Henry Aldorf, the Chairman of the Company’s Board of Directors, is a director of PLNG.

Effective January 20, 2011, a company controlled by the Company’s Chief Executive Officer, its Chief Financial Officer, and an unrelated consultant (the “Finders”) entered into an agreement with the Company providing for the payment of finder’s compensation ranging from 5% (on transaction values greater than $1,000,000) to 10% (on transactions valued up to $300,000) on transactions introduced to the Company by or through the Finders for a period of two years (the “Finder’s Fee Agreement”). Under the Finder’s Fee Agreement, compensation is divided between the Finders and the Finders may elect whether the finder’s compensation is payable in cash, or shares of the Company’s restricted common stock. If the Finders elect to receive payment in stock, the shares into which finder’s compensation will be converted will be calculated using the average closing price of the Company’s common stock for the ten trading days preceding the closing date of the transaction to which the compensation relates. The Finder’s Fee Agreement specifically recognizes that the KGP has been presented to the Company by the Finders. During the years ended August 31, 2013 and 2012, finder’s compensation of $844,282 and $755,399 has been accrued under the Finder’s Fee Agreement and recognized as stock based compensation and consulting fees in connection with the Company’s acquisition of the Devon Assets and Nahanni Assets, respectively.

During each of the years ended August 31, 2013 and 2012, management fees totaling $240,000, were incurred with an entity controlled by the Company’s Chief Executive Officer. Under the terms of a consulting agreement, this compensation is payable in equal parts cash and shares of the Company’s restricted common stock (Note 7). The fees were incurred as compensation for services rendered in the normal course of operations. The amount and form of the compensation was established and approved by the Company’s Board of Directors. Amounts of $50,000 and $20,000 of this compensation remained unpaid as of August 31, 2013 and 2012, respectively.

During the year ended August 31, 2012, fees totaling $150,900 were incurred with one of the Company’s directors for services provided as a financial consultant. That director became the Company’s Chief Financial Officer during August 2012. During the year ended August 31, 2013 fees in the amount of $227,272 were paid to that Chief Financial Officer. Of those fees incurred, $9,750 and $28,948 were accrued and unpaid as of August 31, 2013 and 2012, respectively. The fees were incurred as compensation for services rendered in the normal course of operations, were paid at the amount established and agreed to by the related parties, and were approved by the Company’s Board of Directors.

During the years ended August 31, 2013 and 2012, management fees totaling $108,424 and $23,161, respectively were incurred with an entity controlled by the Company’s President. The amount of compensation was established and approved by the Company’s Board of Directors. Amounts of $19,220 and $47,106 of fees and reimbursable expenses remained unpaid as of August 31, 2013 and 2012, respectively.

During fiscal year 2013, management fees totaling $190,624  were incurred with an entity controlled by the Company’s Chief Operating Officer. The amount of compensation was established and approved by the Company’s Board of Directors. A balance of $13,541 remained unpaid as of August 31, 2013. No such fees were incurred during the year ended August 31, 2012.